   As filed with the Securities and Exchange Commission on November 20, 1996
                                             File No. 2-12893
 ...............................................................................
           SECURITIES AND EXCHANGE COMMISSION
                     Washington, DC 20549


                          FORM N-1A


   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                 Pre-Effective Amendment No.                / /
               Post-Effective Amendment No. 58              /X/

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                         ACT OF 1940
               Post-Effective Amendment No. 58



               ............................

           STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.
             (formerly Sierra Growth Fund, Inc.)
      (Exact name of registrant as specified in charter)

              1801 Century Park East, Suite 1800
                Los Angeles, California 90067
           (Address of Principal Executive Office)

  Registrant's Telephone Number (Including Area Code) 310-277-1450

                   John G. Ayer, President
           Stonebridge Aggressive Growth Fund, Inc.
                    1801 Century Park East
                Los Angeles, California 90067
      (Name and address of agent for service of process)
               ................................

                           Copy to:
                        Michael Glazer
              Paul, Hastings, Janofsky & Walker
                   555 South Flower Street
                Los Angeles, California 90071
                     ...................
     It is proposed that this filing will become effective (check appropriate box)
     /x/  immediately upon filing pursuant to paragraph (b)
     / /  on   (date)    pursuant to paragraph (b)
     / /  60 days after filing pursuant to paragraph (a)(i)
     / /  on    (date)    pursuant to paragraph (a)(i)
     / /  75 days after filing pursuant to paragraph (a)(ii)
     / /  on    (date)    pursuant to paragraph (a)(ii) of Rule 485

  If appropriate, check the following box:
     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



             ................................
  Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of common stock. The amount of the registration fee is $500.

            STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.
                           Form N-1A


    This Post-Effective Amendment is filed for the sole purpose of electing to register an indefinite number of shares of common stock of Registrant pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                           SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Los Angeles and State of California on the 19th day of November, 1996.

                           STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.
                                   By.........................
                              John G. Ayer, President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE                       TITLE             DATE
 (1)     Principal Executive Officers

        ...................           President          November 19,1996
        John G. Ayer

        ..................            Vice President     November 19,1996
        Richard C. Barrett

 (2)     Principal Financial and
         Accounting Officer:


        ..................            Treasurer           November 19, 1996
         Debra L. Newman
(3)     Directors:

        .................             Director            November 19, 1996
        John G. Ayer

        .................             Director            November 19, 1996
        Richard C. Barrett

        .................             Director            November 19, 1996
        Selvyn B. Bleifer

        .................             Director            November 19, 1996
        Marvin Freedman
        .................             Director            November 19, 1996
        Charles F. Haas

        ..................            Director            November 19, 1996
        William H. Taylor

        .................             Director            November 19, 1996
        Charles E. Woodhouse